Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of the year	$ 1.8	$ 0.7	$ 0.0
Additions in current year	0.1	1.1	0.7
Lapse of statute of limitation	0.0	0.0	0.0
Unrecognized tax benefits at end of the year	$ 1.9	$ 1.8	$ 0.7